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March 12, 1999


VIA EDGAR

__________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Peoples Benefit Life Insurance Company Separate Account V -
     Prism Variable Annuity
     File No.33-45862, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Peoples Benefit Life Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the annual report for the following underlying management investment companies:
Acacia Capital Corporation and Dreyfus Socially Responsible Growth Fund, Inc. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

 .    Acacia Capital Corporation (CIK: 708950) filed March 10, 1999
 .    Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 890064) filed February
     23, 1999


To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel